Cassidy & Associates

Attorneys at Law

215 Apolena Avenue

Newport Beach, California 92662

Email: CassidyLaw@aol.com

Telephone: 949/673-4510	Fax: 949/673-4525

November 20, 2014

Susan Block

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Blow & Drive Interlock Corporation
Amendment #4 to Registration Statement on Form S-1
File No. 333-196472

Dear Ms. Block:

Attached for filing with the Securities and Exchange Commission is Amendment No. 4 to the Blow & Drive Interlock Corporation registration statement on Form S-1.

The following responses address the comments of the reviewing staff of the Commission as set forth in a comment letter dated August 12, 2014 (the "Comment Letter"). The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing the location of each response thereto in the Registration Statement. The Registration Statement has been updated to reflect current financial data reported in the third quarter.

The following responses address the comments of the reviewing staff of the Commission as set forth in its comment letter.

Signatures

1.	The signature blocks have been revised to conform with the signature section of the Form S-1.

Exhibit 5.1

2.	The legal opinion letter has been readdressed.

Please find attached herewith a request for acceleration and supporting statement from the Company with respect to the Registration Statement on Form S-1. The Company is requesting that the Registration Statement be declared effective on Monday, November 24, 2014 at 5:00 p.m. Eastern time.

Please promptly advise us if there are any issues or concerns regarding the effectiveness of the Registration Statement on Form S-1. If there are any other questions, please let us know the same at your earliest opportunity by contacting me at (202) 415-3563. We look forward to the Registration Statement being declared effective, and thank you for your professional courtesy and assistance in this matter.

Sincerely,

/s/ Lee W. Cassidy, Esq.
202/415-3563 (cell)